Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of Intangible assets
	As of December 31,
	2021	2022
Systems software	7,079	7,873
Less: accumulated amortization	(1,159)	(1,878)
Intangible assets, net	5,920	5,995

Schedule of estimated amortization expenses for intangible assets
Fiscal year ending December 31, 2021
2022	589
2023	589
2024	589
2025	589
2026	589
Thereafter	2,975
Total	5,920
Fiscal year ending December 31, 2022
2023	755
2024	754
2025	749
2026	747
2027	740
Thereafter	2,250
Total	5,995